Document and Entity Information	12 Months Ended
Aug. 31, 2023
Document and Entity Information
Document Type	F-1/A
Entity Registrant Name	VISION MARINE TECHNOLOGIES INC.
Amendment Description	Amendment No. 2
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001813783
Amendment Flag	true